Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 24.3%
17,324	iShares 20+ Year Treasury Bond ETF	$1,938,209	3.0
12,707	iShares Core U.S. Aggregate Bond ETF	1,279,722	1.9
23,769	iShares MSCI Japan ETF	1,273,781	1.9
31,854	Vanguard Emerging Markets ETF	1,310,155	2.0
187,154	Vanguard FTSE Developed Markets ETF	7,572,250	11.5
12,377	Vanguard Mid-Cap ETF	2,592,363	4.0

	Total Exchange-Traded Funds
	(Cost $18,533,127)	15,966,480	24.3

MUTUAL FUNDS: 75.7%
	Affiliated Investment Companies: 23.0%
751,365	Voya Intermediate Bond Fund - Class P3	6,683,694	10.2
214,450	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	2,047,995	3.1
369,310	Voya Multi-Manager International Equity Fund - Class P3	3,349,643	5.1
320,291	Voya Multi-Manager International Factors Fund - Class P3	2,658,411	4.1
34,856	Voya Short Term Bond Fund - Class P3	325,207	0.5
		15,064,950	23.0

	Unaffiliated Investment Companies: 52.7%
701,174	TIAA-CREF S&P 500 Index Fund - Institutional Class	30,627,294	46.7
186,244	TIAA-CREF SmallCap Blend Index Fund - Class I	3,959,542	6.0
		34,586,836	52.7

	Total Mutual Funds
	(Cost $55,243,389)	49,651,786	75.7

	Total Investments in Securities (Cost $73,776,516)	$65,618,266	100.0
	Assets in Excess of Other Liabilities	8,608	0.0
	Net Assets	$65,626,874	100.0

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,966,480	$–	$–	$15,966,480
Mutual Funds	49,651,786	–	–	49,651,786
Total Investments, at fair value	$65,618,266	$–	$–	$65,618,266

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$6,302,603	$1,034,020	$(543,519)	$(109,410)	$6,683,694	$57,756	$(76,826)	$-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,927,209	385,785	(207,469)	(57,531)	2,047,995	-	(80,787)	-
Voya Multi-Manager International Equity Fund - Class P3	3,168,334	941,800	(570,993)	(189,498)	3,349,643	-	(112,606)	-
Voya Multi-Manager International Factors Fund - Class P3	2,519,872	695,391	(322,453)	(234,399)	2,658,411	-	(41,215)	-
Voya Short Term Bond Fund - Class R6	-	2,270,775	(2,270,775)	-	-	2,403	(15,446)	-
Voya Short Term Bond Fund - Class P3	-	1,104,366	(778,701)	(459)	325,207	4,007	1,470	-
	$13,918,018	$6,432,137	$(4,693,910)	$(591,297)	$15,064,950	$64,166	$(325,410)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $75,745,014.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(10,126,748)

Net Unrealized Depreciation	$(10,126,748)